GEOGRAPHIC INFORMATION - SCHEDULE OF REVENUE AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue and Long-lived Assets by Geography
Revenue	$ 294,870	$ 287,530	$ 275,309	$ 260,401	$ 241,477	$ 235,131	$ 222,950	$ 210,147	$ 1,118,110	$ 909,705	$ 836,458
Long-lived assets (excluding goodwill and intangible assets)	62,954				40,600				62,954	40,600
United States
Revenue and Long-lived Assets by Geography
Revenue									676,564	589,924	532,292
Long-lived assets (excluding goodwill and intangible assets)	41,747				20,702				41,747	20,702
All Other Countries
Revenue and Long-lived Assets by Geography
Revenue									441,546	319,781	$ 304,166
Long-lived assets (excluding goodwill and intangible assets)	21,207				19,898				21,207	19,898
Geographic Concentration Risk | Long-lived Assets (excluding goodwill and intangible assets) | France
Revenue and Long-lived Assets by Geography
Long-lived assets (excluding goodwill and intangible assets)	$ 14,300				$ 14,500				$ 14,300	$ 14,500